Segment reporting	3 Months Ended
Jan. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Condensed consolidated interim financial data presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance. The Corporation’s CODM is its Chief Executive Officer.
During the three months ended January 31, 2022, the Company operated in Canada and the United States. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
Revenues
Three months ended January 31, 2022	1,254,409	2,583,561	3,837,970
Three Months Ended January 31, 2021	950,206	67,034	1,017,240

Non-current assets
Three months ended January 31, 2022	15,228,349	54,262,899	69,491,248
Year ended October 31, 2021	15,476,877	37,922,346	53,399,223

The Company does not currently have active operations in any other geographical regions.
For the three months ended January 31, 2022, one customer accounted for 61% of revenue and 54% of accounts receivable (2021: 52% and 45.0%, respectively), while another customer accounted for 29% of the Company's revenue and 42% of its accounts receivable (2021: 42% and 53%, respectively). The Company's remaining customers do not make up significant percentages of these balances.